Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured At Fair Value on Recurring Basis	The following table summarizes those assets and liabilities measured at fair value on a recurring basis:

	June 30, 2024				June 30, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Interest rate derivatives - cash flow hedges	$—	$28	$—	$28	$—	$35	$—	$35
Equity and other securities	53	39	122	214	105	—	130	235
Total assets	$53	$67	$122	$242	$105	$35	$130	$270

Summary of Equity Securities Classified as Level 3
A rollforward of the Company’s equity and other securities classified as Level 3 is as follows:

	For the fiscal years ended June 30,
	2024	2023
	(in millions)
Balance—beginning of year	$130	$103
Additions(a)	4	31
Sales	—	(3)
Returns of capital	(4)	(6)
Measurement adjustments	—	1
Foreign exchange and other	(8)	4
Balance—end of year	$122	$130
(a)The additions for the fiscal year ended June 30, 2023 primarily relate to Dow Jones’ investment in an artificial intelligence-focused data analytics company.

Summary of Hedges Classified as Current or Non-Current in Balance Sheets Based on Maturity Dates
Derivatives are classified as current or non-current in the Balance Sheets based on their maturity dates. Refer to the table below for further details:

		Fair value as of June 30,
	Balance Sheet Classification	2024	2023
		(in millions)
Interest rate derivatives - cash flow hedges	Other current assets	$14	$15
Interest rate derivatives - cash flow hedges	Other non-current assets	14	20

Financial Instruments and Fair Value Measurements - Summary of Derivative Instruments Designated as Cash Flow Hedges
The following tables present the impact that changes in the fair values had on Accumulated other comprehensive loss and the Statements of Operations during the fiscal years ended June 30, 2024, 2023 and 2022 for derivatives designated as cash flow hedges:
Gains (losses) recognized in Accumulated other comprehensive loss for the fiscal years ended June 30, 2024, 2023 and 2022, by derivative instrument:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions)
Interest rate derivatives—cash flow hedges	$10	$29	$13
(Gains) losses reclassified from Accumulated other comprehensive loss into the Statements of Operations for the fiscal years ended June 30, 2024, 2023 and 2022, by derivative instrument:

	Income Statement Classification	For the fiscal years ended June 30,
		2024	2023	2022
		(in millions)
Interest rate derivatives - cash flow hedges	Interest expense, net	$(17)	$(9)	$2